INCOME TAXES (Schedule of Valuation Allowance) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Valuation allowance beginning balance	31,894	37,264	37,405
Addition	16,848	9,893	10,115
Deduction	(7,611)	(10,580)	(7,579)
Reversal on expiration of tax loss	(324)	(4,683)	(2,677)
Valuation allowance ending balance	40,807	31,894	37,264